Consolidated Balance Sheets In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2013 Nominal Value in Dollars [Member] USD ($)	Dec. 31, 2012 Nominal Value in Dollars [Member] USD ($)	Dec. 31, 2011 Nominal Value in Dollars [Member] USD ($)	Jun. 30, 2013 Nominal Value in Euros [Member] USD ($)	Dec. 31, 2012 Nominal Value in Euros [Member] USD ($)	Dec. 31, 2012 Nominal Value in Euros [Member] EUR (€)	Dec. 31, 2011 Nominal Value in Euros [Member] EUR (€)
CURRENT ASSETS
Cash and cash equivalents	$ 503	$ 500	$ 436	$ 316
Accounts receivable, net	1,044	933	910
Fiduciary assets	9,910	9,271	9,338
Deferred tax assets	10	13	44
Other current assets	207	181	259
Total current assets	11,674	10,898	10,987
NON-CURRENT ASSETS
Fixed assets, net	452	468	406
Goodwill	2,829	2,827	3,295	3,294
Other intangible assets, net	373	385	420
Investments in associates	177	174	170
Deferred tax assets	15	18	22
Pension benefits asset	213	136	145
Other non-current assets	205	206	283
Total non-current assets	4,264	4,214	4,741
TOTAL ASSETS	15,938	15,112	15,728
CURRENT LIABILITIES
Fiduciary liabilities	9,910	9,271	9,338
Deferred revenue and accrued expenses	414	541	320
Income taxes payable	34	19	15
Short-term debt and current portion of long-term debt	17	15	15
Deferred tax liabilities	32	21	26
Other current liabilities	358	327	282
Total current liabilities	10,765	10,194	9,996
NON-CURRENT LIABILITIES
Long-term debt	2,326	2,338	2,354
Liability for pension benefits	256	282	270
Deferred tax liabilities	18	18	32
Provisions for liabilities	202	180	196	179
Other non-current liabilities	371	375	363
Total non-current liabilities	3,173	3,193	3,215
Total liabilities	13,938	13,387	13,211
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.000115 nominal value; Authorized: 4,000,000,000; Issued 173,178,733 shares in 2012 and 173,829,693 shares in 2011/Ordinary shares, €1 nominal value; Authorized: 40,000; Issued 40,000 shares in 2012 and 2011					0	0	0	0	0	0	0
Preference shares, $0.000115 nominal value; Authorized: 1,000,000,000; Issued nil shares in 2012 and 2011	0	0	0
Additional paid-in capital	1,207	1,125	1,073
Retained earnings	1,653	1,427	2,160
Accumulated other comprehensive loss, net of tax		(850)	(744)	(541)
Accumulated Other Comprehensive Income Loss Net Of Tax Attributable To Parent Company	(880)	(850)
Treasury shares, at cost, 46,408 shares in 2012 and 2011, and 40,000 shares, €1 nominal value, in 2012 and 2011	(3)	(3)	(3)
Total Willis Group Holdings stockholders’ equity	1,977	1,699	2,486
Noncontrolling interests	23	26	31
Total equity	2,000	1,725	2,517	2,608
TOTAL LIABILITIES AND EQUITY	$ 15,938	$ 15,112	$ 15,728